As Filed with the Securities and Exchange Commission on September 15, 2020

1933 Act Registration File No. 002-28174

1940 Act File No. 811-01597

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933, AS AMENDED	☒
Post-Effective Amendment No. 117	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED	☒
Amendment No. 117	☒

(Check appropriate box or boxes)

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

15375 Memorial Drive, Suite 200,

Houston, Texas 77079

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 260-9000

John Marten Vedder Price P.C. 222 North Lasalle Street Chicago, IL 60601
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	on (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Houston and the State of Texas on the 15th day of September, 2020.

Steward Funds, Inc.

By:	/s/ Michael L. Kern, III, CFA
Michael L. Kern, III
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Michael L. Kern, III, CFA	President, Treasurer, Chairman of the Board, Director (Principal Executive and Financial Officer)	September 15, 2020
Michael L. Kern, III, CFA

Richard L. Peteka*	Director	September 15, 2020
Richard L. Peteka

Adriana R. Posada*	Director	September 15, 2020
Adriana R. Posada

Mark H. Barineau*	Director	September 15, 2020
Mark H. Barineau

Kyle A. Dana*	Director	September 15, 2020
Kyle A. Dana

Richard J. Rossi*	Director	September 15, 2020
Richard J. Rossi

*By: /s/ Michael L. Kern, III, CFA

Michael L. Kern, III, CFA

Attorney-in-Fact pursuant to Powers of Attorney filed with Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on July 1, 2020.

Exhibit Index

Exhibit No.	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase